Investments	12 Months Ended
Dec. 31, 2023
Investments
Investments

9. Investments

The following tables outline changes in investments during the periods:

Entity	Instrument	Note	Balance at December 31, 2022	Proceeds from sale	Additions	Change in fair value through profit or loss	Effects of foreign exchange	Balance at December 31, 2023
			$	$	$	$	$	$
Solarvest BioEnergy Inc.	Shares	(i)	221,490	—	—	(221,490)		—
Solarvest BioEnergy Inc.	Convertible debenture	(i)	177,192	—	—	(177,192)	—	—
A2ZCryptoCap Inc.	Shares	(ii)	10,632	—	—	(4,583)	—	6,049
Lions Bay Fund	Shares	(iii)	418,298	443,138	—	24,840	—	—
Royal Bank of Canada	Guaranteed Investment Certificate	(iv)	—	—	744,500	—	11,600	756,100
			827,612	443,138	744,500	(378,425)	11,600	762,149

						Current		756,100
						Non-Current		6,049
								762,149

Entity	Instrument	Note	Balance at December 31, 2021	Proceeds from sale	Additions	Change in fair value through profit or loss	Balance at December 31, 2022
			$	$	$	$	$
True Pharma Strip Inc.	Shares		197	197	—	—	—
HUGE Shops	Shares		157,760	157,760	—	—	—
SciCann Therapeutics	Shares		79	79	—	—	—
Solarvest BioEnergy Inc.	Shares	(i)	366,792	—	—	(145,302)	221,490
Solarvest BioEnergy Inc.	Convertible debenture	(i)	293,434	—	—	(116,242)	177,192
A2ZCryptoCap Inc.	Shares	(ii)	—	—	6,162	4,470	10,632
Lions Bay Fund	Shares	(iii)	—	—	395450	22,848	418,298
			818,262	158,036	401,612	(234,226)	827,612

						Current	—
						Non-Current	827,612
							827,612

(i) Solarvest BioEnergy Inc. (“Solarvest”)

The Company holds 3,000,000 common shares of Solarvest and a convertible debenture with a principal amount of C$2,400,000 maturing on May 31, 2024. The convertible debenture can be converted into common shares of Solarvest at a price of $1.00 per share.

As at December 31, 2023, the fair value of the shares was determined to be $nil given the halt in trading of Solarvest’s shares as a result of the entity failing to maintain a transfer agent and due to the significant financial and operational challenges being faced by the entity. The fair value of the convertible debenture was determined to be $nil as well. The shares have been classified as level 1 within the fair value hierarchy – quoted market price, and the convertible debenture has been classified as level 2 – valuation technique with observable market inputs.

As at December 31, 2022, the fair value of the shares was determined based on the quoted market price of the shares of C$0.10 per share. The fair value of the convertible debenture is calculated as the fair value of the shares if the debenture were converted at the Solarvest share price of C$0.10 as at December 31, 2022. The shares have been classified as level 1 within the fair value hierarchy – quoted market price, and the convertible debenture has been classified as level 2 – valuation technique with observable market inputs.

(ii) A2ZCryptoCap Inc. (“A2Z”)

On June 23, 2022, the Company acquired 80,000 shares of A2Z for C$0.10 per share. As at December 31, 2023, the fair value of the shares was determined based on the quoted market price of the shares of C$0.10 per share (December 31, 2022 – C$0.18). The shares have been classified as level 1 within the fair value hierarchy – quoted market price.

(iii) Lions Bay Fund (“Fund”)

During the year ended December 31, 2022, the Company invested $395,450 into the Fund. The investment was sold for proceeds of $443,138. The Company recognized a gain of $24,840 on the sale of the Fund during the year ended December 31, 2023.

(iv) On August 9, 2023, the Company purchased a Guaranteed Investment Certificate (“GIC”) in the amount of $744,500 from Royal Bank of Canada (“RBC”) with a maturity date of August 9, 2024. The GIC pays variable interest based on RBC’s Prime Interest Rate minus 2.00%. The GIC has been classified as level 2 – valuation technique with observable market inputs.